ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 95.5%
ASIAN EQUITY LONG/SHORT ‒ 5.0%
Kylin Offshore Fund Ltd.	2/1/2012 [b]	$52,126	$48,836	Quarterly	60 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	6,588,013	7,769,677	Quarterly	60 Days [c,d]
		6,640,139	7,818,513
CHINA EQUITY LONG/SHORT ‒ 5.8%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,179,385	9,050,136	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 4.2%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018	5,557,485	6,515,215	Monthly	90 Days [c]

EUROPEAN EQUITY LONG/SHORT ‒ 9.0%
Boldhaven Fund - Class 1A	7/1/2018	5,006,935	5,181,278	Quarterly	60 Days
Engadine Equity Fund - Institutional E	7/1/2017	4,583,705	4,319,321	Quarterly	45 Days
Rye Bay European Fund Ltd. - Class A	7/1/2017	4,453,192	4,533,553	Quarterly	65 Days
		14,043,832	14,034,152
FINANCIAL EQUITY LONG/SHORT ‒ 3.7%
Azora Offshore Fund, Ltd.	5/1/2018	5,221,540	5,699,188	Quarterly	45 Days
Boathouse Row Offshore Ltd.	4/1/2017	102,253	69,912	Quarterly	60 Days
		5,323,793	5,769,100
GLOBAL EQUITY LONG/SHORT ‒ 18.7%
140 Summer Partners Offshore Ltd.	7/1/2020	4,000,000	4,040,257	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	5,000,000	5,724,809	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	3,033,381	3,672,681	Quarterly	30 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	4,367,072	4,750,320	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	8,194,398	10,641,224	Quarterly	60 Days [d]
		24,594,851	28,829,291
HEALTH CARE EQUITY LONG/SHORT ‒ 11.2%
Camber Capital Fund L.P.	1/1/2016	5,914,426	7,067,629	Quarterly	90 Days [c]
Logos Global Offshore Fund Ltd.	9/1/2019	4,400,000	6,236,408	Quarterly	60 Days
Parkman HP Offshore Fund Ltd.	6/1/2019	4,000,000	4,056,451	Quarterly	45 Days
		14,314,426	17,360,488
LATIN AMERICA ‒ 4.6%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	6,250,000	7,046,581	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 3.0%
Long Pond Offshore, Ltd.	6/1/2011 [b]	4,704,021	4,590,642	Quarterly	60 Days [d]

TMT EQUITY LONG/SHORT ‒ 17.8%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	6,111,228	7,817,202	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	7,227,644	11,961,224	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	6,200,000	7,729,145	Quarterly	45 Days [g,h]
		19,538,872	27,507,571

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of July 31, 2020 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 12.5%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	$3,356,611	$4,386,585	Semi-Annually	60 Days
Artisan Thematic Offshore Fund Ltd. - Founders Class	1/1/2019	7,910,605	9,478,136	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	4,864,457	5,559,901	Quarterly	60 Days [d]
		16,131,673	19,424,622

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 95.5%		122,278,477	147,946,311

TOTAL INVESTMENTS ‒ 95.5%		122,278,477	147,946,311

Other Assets in Excess of Liabilities ‒ 4.5%			7,008,234
SHAREHOLDERS' CAPITAL ‒ 100.0%			$154,954,545

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of July 31, 2020 was $122,278,477 and $147,946,311 respectively.
[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.